Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 15

Subsequent Events:

Management has evaluated subsequent events that have occurred through the date these financial statements were issued.

As previously reported, on November 15, 2023, the Company, entered into a series of short term loan agreements, or the Short Term Loan Agreements and together with the Short Term Loan Agreement, the Loan Agreements, with certain existing shareholders of the Company, including Ronald Hafner, the Company’s Chairman of the Board of Directors, Felix Grisard, Jürgen Bauer and Maria Nayvalt, or the Short Term Lenders and together with the Short Term Lender, the Lenders, providing for an unsecured loan to the Company in the aggregate amount of CHF 875,000.00

(approximately $1,000,000.00), or the Short Term Loan. Pursuant to the Short Term Loan Agreements, the Short Term Loans bear interest at a rate of 10% per annum and mature on the earlier of June 30, 2024, or a liquidity event with a strategic partner.

On March 18, 2024, the Company entered into an addendum to the Short Term Loan Agreement with the Short Term Lender, or the Short Term Loan Addendum, and a series of addendums to the Short Term Loan Agreements with the Short Term Lenders, or the Short Term Loan Addendums each providing for an extension of the maturity date under the Loan Agreements to December 31, 2024.

On May 13, 2024, the Company entered into two addendums to the Short Term Loan Agreements with Ronald Hafner, the Company’s Chairman of the Board of Directors. These addendums extend the maturity date under the Loan Agreements to June 30, 2025, for the aggregate amount of CHF 750,000.

On March 19, 2024, the Company entered into an exclusive license agreement (the “Aexon Agreement”), with Aexon Labs Inc. a Delaware corporation (“Aexon”). Pursuant to the Aexon Agreement, Aexon granted the Company an exclusive, royalty-bearing license (the “License”), with the right to grant sublicenses in multiple tiers according to the terms of the Aexon Agreement. Subject to earlier termination of the Aexon Agreement in accordance with its terms, the term of the Aexon Agreement is from the effective date of the Aexon Agreement to the latest of (i) the Company’s termination of the commercialization of one or more pharmaceutical or therapeutic products, or any combination thereof, in the use of such compounds for narcolepsy and other neuro degenerative disorders in the last region and country in which commercialization had actually begun, and (ii) the expiration of the last-to-expire Valid Claim (as defined in the Aexon Agreement) of a patent identified in the Aexon Agreement and patents owned by Aexon as of the date of the Aexon Agreement, that covers such pharmaceutical or therapeutic product for the use of such compounds for narcolepsy and other neuro degenerative disorders in the respective country or region in which it was used. Pursuant to the terms of the Aexon Agreement, the Company agreed to pay Aexon a royalty on a country-by-country basis of 5% to 30% depending on (i) earnings by the Company in a specified region or country for licensed products covered by patents, (ii) whether the applicable patent has not been granted to the applicable product at the time of commercialization of such product and (iii) whether the Company challenges the validity of a patent.

The Company must exercise its exclusive option for the License no later than March 31, 2024, and make an upfront payment of $170,000, otherwise the Aexon Agreement shall become null and void as of April 1, 2024. The Company must also make payments to Aexon upon the occurrence of certain milestones. Such payments upon the occurrence of milestones contemplated in the Aexon Agreement range from $100,000 to $300,000. Further, pursuant to the Aexon Agreement, the Company has agreed to pay Aexon a percentage of license fees, milestones and royalties received from sublicensees.

On March 20, 2024, the Company entered into a securities purchase agreement, or the Purchase Agreement, providing for the issuance in a registered direct offering of 7,000,000 common shares at a purchase price of $0.25 per share. The offering closed on March 22, 2024, subject to the satisfaction of customary closing conditions and requirements under applicable law. In addition, pursuant to the Purchase Agreement, the investors will receive unregistered warrants(“the Common Warrants”) to purchase up to an aggregate of 3,500,000 common shares at an exercise of $0.25 per share in a concurrent private placement. The Common Warrants were immediately exercisable upon issuance and will expire five years following the date of issuance. The Purchase Agreement contains customary representations and warranties and agreements of the Company and the investors and customary indemnification rights and obligations of the parties. Pursuant to the Purchase Agreement, the Company has agreed not to enter into any agreement to issue or announce the issuance or proposed issuance of any common shares or common share equivalents for a period of 45 days following the closing of the offering, subject to certain customary exceptions. The Company has also agreed that from the date of the Purchase Agreement until one year after the closing date of the offering, the Company shall not enter into an agreement to effect any issuance by the Company or any of the Company’s subsidiaries of common shares or common share equivalents (or a combination of units thereof) involving a variable rate transaction. The offering is expected to result in gross proceeds to the Company of $1,750,000.